--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
Dear Participant:
--------------------------------------------------------------------------------

   For the six months ended June 30, 2002, Separate Account (B)'s accumulated unit value decreased 14.75%, while the dividend adjusted Standard & Poor's Index of 500 stocks (S&P 500) had a negative return of 13.16%. The Lipper Index for Large-Cap Growth Funds, as reported in the Wall Street Journal, was off 17.96% for the comparable period. Separate Account (B)'s twelve month return of negative 24.59% trailed the S&P 500 return of negative 17.99%, but was better than the negative 25.54% return for Lipper Large-Cap Growth funds.

   This year the Federal Reserve maintained the benchmark Federal Reserve Fed funds rate target at 1.75%. Fiscal policy has also been expansive, reflecting the tax package implemented in 2001 and an increase in government spending following the terrorist attacks of last September. Household spending has held up well during this volatile period and has served as an important stabilizing force for the overall economy. As we've mentioned in previous letters, investment spending has not kept pace and has been the major drag on the economy to this point. Overall, the level of real business fixed investment declined by approximately 11 percent between its quarterly peak in late 2000 and the first quarter of this year. On the positive side, inventories have been liquidated and are now more in line with the current level of reduced demand.

   The market has suffered a number of reversals this year, as investors have questioned the timing and extent of the anticipated cyclical earnings recovery. Concerns about accounting, corporate governance and potential terrorist activity have shaken confidence and have added to the market's volatility. The dollar's weakness has also been a factor recently.

   Your Separate Account (B) portfolio is structured for growth, with a core holding of high quality, large capitalization companies. The portfolio had an average market cap of $72.3 billion and a median market cap of $28.8 billion, as of June 30, 2002. We invest in large-cap-growth companies and this sector has under-performed the general market for the last two years. The positives of the bull market run ending in 2000, have become the negatives of today. The high valuation of growth stocks has been adjusting down at the same time that earnings have weakened.

   The current pattern of down stock prices is atypical for this point in the earnings cycle. The market rallied strongly prior to 13 out of the last 14 periods when earnings began their cyclical upswing. The measure of profits calculated by the Department of Commerce for the National Income and Products Accounts (NIPA) is designed to gauge the economic profitability of current operations and has been far less subject to manipulation than have corporate reports to shareholders. NIPA profits have increased sharply since the third quarter of last year, partly reflecting the jump in productivity and decline in unit labor costs. Although the weakness in the dollar could tend to draw overseas money out of the U.S. stock market, large multi-national companies will probably benefit by increased trade. Also, revenues and profits from offshore operations are enhanced as foreign currencies are converted into dollars for reporting purposes. Until a unified effort led by corporations, investors, accountants, and regulators addresses the basic reliability of audited statements, a sustained rally will be difficult to achieve. We are beginning to see some progress on these fronts, both in the legislative arena and with several companies announcing a more conservative procedure to expensing stock options.

   Your investment managers will continue to monitor market conditions closely and make portfolio adjustments that we believe will enhance relative returns. As of September 1, 2002 the current portfolio manager, Richard Dubberke, will retire and I will assume his role as portfolio manager. We have worked together for many years and anticipate a smooth transition. To ensure that process, Mr. Dubberke has agreed to stay on the Board and serve out his current term which expires in April 2003.

   Thank you for your support and participation.

Cordially,

/s/Marilou R. McGirr
Marilou R. McGirr
Chairman of the Committee

The statements contained in this management letter, which are not historical facts, are forward-looking statements. When included in this management letter, the words "believe," "expects," "intends," "anticipates," "estimates," and analogous expressions are intended to identify forward-looking statements. Such statements inherently are subject to a variety of risks and uncertainties that could cause actual results to differ materially from those projected. These forward-looking statements speak only as of the date of this management letter.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
                                    MEMBERS
--------------------------------------------------------------------------------

Marilou R. McGirr, Chairman
Vice President
Continental Assurance Company

Richard W. Dubberke
Vice President and
Portfolio Manager
Continental Assurance Company

Richard T. Fox
Financial Consultant

William W. Tongue
Professor of Economics
and Finance, Emeritus
University of Illinois at Chicago

Peter J. Wrenn
President
Hudson Technology, Inc.

--------------------------------------------------------------------------------

SECRETARY
Lynne Gugenheim
Senior Vice President and
Deputy General Counsel

AUDITORS
Deloitte & Touche LLP
Chicago, Illinois

CUSTODIAN
Chase Manhattan Trust Company
of Illinois
Chicago, Illinois

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     This report has been prepared for the information of participants in Continental Assurance Company Separate Account (B) and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding Separate Account (B)'s objectives, policies, management, records, sales commissions and other information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------

                                   RECORD OF
                               ACCUMULATION UNIT
                                     VALUES
                    ---------------------------------------

                      UNIT
       VALUATION     MARKET
          DATE       VALUE
---------------------------
2002  June 30,       $17.46
2001  December 31,    20.48
2000  December 31,    26.37
1999  December 31,    28.78
1998  December 31,    21.55
1997  December 31,    17.69
1996  December 31,    14.14
1995  December 31,    11.74
1994  December 31,     8.85
1993  December 31,     8.91
1992  December 31,     7.70

     The Annuity Unit Values shown at the right are based on the monthly increases or decreases in the accumulation unit values in excess of an assumed annualized rate of 3.5% and rounded to the nearest cent.
                                   RECORD OF
                                  ANNUITY UNIT
                                     VALUES
                    ---------------------------------------

                      UNIT
       VALUATION     MARKET
          DATE       VALUE
---------------------------
2002  June 30,       $ 5.42
2001  December 31,     6.11
2000  December 31,     8.15
1999  December 31,     8.71
1998  December 31,     6.69
1997  December 31,     6.05
1996  December 31,     4.88
1995  December 31,     4.36
1994  December 31,     3.35
1993  December 31,     3.39
1992  December 31,     3.14

--------------------------------------------------------------------------------
         ILLUSTRATION OF AN ASSUMED INVESTMENT IN ONE ACCUMULATION UNIT
--------------------------------------------------------------------------------
     Separate Account (B) does not make distributions of investment income and realized capital gains; therefore, the unit values include investment income and capital gains. This chart displays the unit value at December 31, for the past ten years, and at June 30, 2002. This period was one of mixed stock prices. These values should not be considered representations of values which may be achieved in the future.
[BAR GRAPH]

                                                                              UNIT VALUE
                                                                              ----------
1992                                                                              7.70
1993                                                                              8.91
1994                                                                              8.85
1995                                                                             11.74
1996                                                                             14.14
1997                                                                             17.69
1998                                                                             21.55
1999                                                                             28.78
2000                                                                             26.37
2001                                                                             20.48
June 30, 2002                                                                    17.46

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                            SCHEDULE OF INVESTMENTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2002

                                                              NUMBER OF                         MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES         COST              VALUE
---------------------------------------------------------------------------------------------------------
COMMON STOCKS:

   CONSUMER DISCRETIONARY-17.9%
      HOTELS RESTAURANTS & LEISURE-1.5%
      Starbucks Corporation(*)                                  70,000    $  1,605,200       $  1,739,500
                                                                          ------------       ------------
      MEDIA-10.3%
      Liberty Media Corporation(*)                             463,248       1,140,202          4,632,480
      Clear Channel Communications, Inc.(*)                     45,000       2,735,507          1,440,900
      Tribune Company                                           90,000       2,663,600          3,915,000
      Comcast Corporation Class A(*)                            90,000       2,289,062          2,145,600
                                                                          ------------       ------------
                                                                             8,828,371         12,133,980
                                                                          ------------       ------------
      MULTILINE RETAIL-2.8%
      Wal-Mart Stores, Inc.                                     60,000       3,021,901          3,300,600
                                                                          ------------       ------------
      SPECIALTY RETAILS-1.7%
      The Home Depot, Inc.(**)                                  55,000       2,659,400          2,020,150
                                                                          ------------       ------------
      TEXTILES & APPAREL-1.6%
      Nike, Inc. Class B                                        35,000       2,078,940          1,877,750
                                                                          ------------       ------------
   CONSUMER STAPLES-5.0%
      BEVERAGES
      The Coca-Cola Company                                     35,000       1,807,343          1,960,000
      Pepsico, Inc.                                             82,000       2,622,340          3,952,400
                                                                          ------------       ------------
                                                                             4,429,683          5,912,400
                                                                          ------------       ------------
   ENERGY/EQUIPMENT & SERVICES-5.5%
      ENERGY-1.7%
      Peabody Energy Corporation                                70,000       2,083,916          1,981,000
                                                                          ------------       ------------
      ENERGY EQUIPMENT & SERVICES-2.1%
      Schlumberger Limited                                      54,600       2,199,496          2,538,900
                                                                          ------------       ------------
      OIL AND GAS-1.7%
      Apache Corporation                                        35,000       1,785,197          2,011,800
                                                                          ------------       ------------
   FINANCIAL-14.5%
      BANKS-4.2%
      Wells Fargo & Company                                    100,000       2,381,250          5,006,000
                                                                          ------------       ------------
      DIVERSIFIED FINANCIALS-8.0%
      Freddie Mac                                               55,000       3,022,909          3,366,000
      Citigroup Inc.                                            97,500       1,137,760          3,778,125
      American Express Company                                  65,000       2,511,156          2,360,800
                                                                          ------------       ------------
                                                                             6,671,825          9,504,925
                                                                          ------------       ------------
      INSURANCE-2.3%
      American International Group, Inc.(**)                    40,000       3,142,900          2,729,200
                                                                          ------------       ------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2002

                                                              NUMBER OF                         MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES         COST              VALUE
---------------------------------------------------------------------------------------------------------
  HEALTHCARE-20.7%
    BIOTECHNOLOGY-1.1%
    Genentech, Inc.(*)                                          39,000    $  2,522,309       $  1,306,500
                                                                          ------------       ------------
    HEALTHCARE DISTRIBUTION-3.4%
    Cardinal Health, Inc.                                       64,437       3,366,195          3,957,076
                                                                          ------------       ------------
    HEALTHCARE EQUIPMENT-6.6%
    Alcon, Inc.(*)                                              65,000       2,170,000          2,226,250
    Medtronic, Inc.                                            130,000       2,678,875          5,570,500
                                                                          ------------       ------------
                                                                             4,848,875          7,796,750
                                                                          ------------       ------------
    HEALTHCARE PROVIDER-3.2%
    HCA Inc.                                                    80,000       2,268,109          3,800,000
                                                                          ------------       ------------
    PHARMACEUTICALS-6.4%
    Pfizer Inc.                                                163,000       1,249,349          5,705,000
    Johnson & Johnson                                           35,000       2,149,150          1,829,100
                                                                          ------------       ------------
                                                                             3,398,499          7,534,100
                                                                          ------------       ------------
  INDUSTRIALS-11.6%
    AEROSPACE & DEFENSE-4.1%
    Lockheed Martin Corporation                                 40,000       1,998,419          2,780,000
    L-3 Communications Holdings, Inc.(*)                        38,000       2,274,640          2,052,000
                                                                          ------------       ------------
                                                                             4,273,059          4,832,000
                                                                          ------------       ------------
    AIR FREIGHT & COURIERS-1.8%
    United Parcel Service, Inc.                                 35,000       2,043,000          2,161,250
                                                                          ------------       ------------
    ELECTRICAL EQUIPMENT-1.0%
    Celestica Inc.(*)                                           50,000       2,122,123          1,135,500
                                                                          ------------       ------------
    INDUSTRIAL CONGLOMERATE-4.7%
    Honeywell International Inc.                                60,000       2,132,652          2,113,800
    General Electric Company                                   120,000       2,014,213          3,486,000
                                                                          ------------       ------------
                                                                             4,146,865          5,599,800
                                                                          ------------       ------------
  INFORMATION TECHNOLOGY-17.5%
    COMMUNICATIONS EQUIPMENT-1.5%
    Qualcomm Incorporated(*)                                    65,000       2,983,400          1,786,850
                                                                          ------------       ------------
    COMPUTERS & PERIPHERALS-3.0%
    Dell Computer Corporation(*)                                80,000       2,110,645          2,091,200
    International Business Machines Corporation(**)             20,000       2,146,350          1,440,000
                                                                          ------------       ------------
                                                                             4,256,995          3,531,200
                                                                          ------------       ------------
    ENTERPRISE EQUIPMENT-2.6%
    Cisco Systems, Inc.(*)                                     220,000       2,815,235          3,069,000
                                                                          ------------       ------------
    SEMICONDUCTOR CHIPS-2.5%
    Micron Technology, Inc.(*)                                  75,000       2,472,841          1,516,500
    Intel Corporation                                           79,200       2,237,037          1,446,984
                                                                          ------------       ------------
                                                                             4,709,878          2,963,484
                                                                          ------------       ------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2002

                                                              NUMBER OF                         MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    SHARES         COST              VALUE
---------------------------------------------------------------------------------------------------------
    SEMICONDUCTOR EQUIPMENT-2.0%
    Applied Materials, Inc(*)                                  122,000    $  2,955,625       $  2,320,440
                                                                          ------------       ------------
    SOFTWARE-5.9%
    First Data Corporation                                     120,000       1,697,616          4,464,000
    Microsoft Corporation(*)                                    46,000       3,545,266          2,516,200
                                                                          ------------       ------------
                                                                             5,242,882          6,980,200
                                                                          ------------       ------------
MATERIALS-3.1%
    Alcoa Inc.                                                 110,000       3,626,643          3,646,500
                                                                          ------------       ------------
         TOTAL COMMON STOCKS-95.8%                                        $ 96,467,771       $113,176,855
                                                                          ------------       ------------
                                                              PAR VALUE
SHORT-TERM BONDS
    FINANCIAL SERVICES -- BANK-4.2%
    US Treasury 1.71% Due 07/11/02                            3,445,000      3,440,499          3,443,071
    Bank One N.A., IL. 1.75% Due 07/01/02                     1,560,000      1,560,000          1,560,076
                                                                          ------------       ------------
         TOTAL SHORT-TERM BONDS                                           $  5,000,499       $  5,003,147
                                                                          ------------       ------------
         TOTAL INVESTMENTS-100.0%                                         $101,468,270       $118,180,002
                                                                          ============       ============

--------------------------------------------------------------------------------
 (*) Denotes non-income producing holdings.

(**) A portion of the security is pledged as collateral for open options contracts

--------------------------------------------------------------------------------
                        SCHEDULE OF CALL OPTIONS WRITTEN
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
JUNE 30, 2002

                                                                                                    NUMBER OF     MARKET
(ALL INVESTMENTS ARE IN SECURITIES OF UNAFFILIATED ISSUERS)    EXPIRATION DATE    EXERCISE PRICE    CONTRACTS     VALUE
-------------------------------------------------------------------------------------------------------------------------
OPTIONS
   American International Group, Inc.                             7-20-02              $70             100       $(15,000)
   The Home Depot, Inc.                                           7-20-02              $40             100         (2,500)
   International Business Machines Corporation                    7-20-02              $80             200        (18,000)
                                                                                                       ---       --------
         TOTAL OPTIONS                                                                                 400       $(35,500)
                                                                                                       ===       ========

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                       TEN LARGEST COMMON STOCK HOLDINGS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  MARKET          % OF NET
JUNE 30, 2002                                                      VALUE           ASSETS
------------------------------------------------------------------------------------------
Pfizer Inc.                                                     $ 5,705,000          4.9%
Medtronic, Inc.                                                   5,570,500          4.7%
Wells Fargo & Company                                             5,006,000          4.3%
Liberty Media Corporation                                         4,632,480          3.9%
First Data Corporation                                            4,464,000          3.8%
Cardinal Health, Inc.                                             3,957,076          3.4%
PepsiCo, Inc.                                                     3,952,400          3.4%
Tribune Company                                                   3,915,000          3.3%
HCA Inc.                                                          3,800,000          3.2%
Citigroup Inc.                                                    3,778,125          3.2%
------------------------------------------------------------------------------------------
    TEN LARGEST COMMON STOCK HOLDINGS                           $44,780,581         38.1%
==========================================================================================

--------------------------------------------------------------------------------
                        ALLOCATION OF EQUITY INVESTMENTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30, 2002
---------------------------------------------------------------------------
Healthcare                                                           21.6%
Consumer Discretionary                                               18.6%
Information Technology                                               18.3%
Financial                                                            15.2%
Industrials                                                          12.1%
Energy/Equipment & Services                                           5.8%
Consumer Staples                                                      5.2%
Materials                                                             3.2%
---------------------------------------------------------------------------
    ALLOCATION OF EQUITY INVESTMENTS                                100.0%
===========================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------

                      STATEMENT OF ASSETS AND LIABILITIES
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30,                                                            2002
----------------------------------------------------------------------------
ASSETS:
   Investments in securities of unaffiliated issuers:
   Common stocks, at market (cost: $96,467,771)                 $113,176,855
   Short-term notes, at amortized cost                             5,003,147
                                                                ------------
          TOTAL INVESTMENTS                                      118,180,002
   Cash                                                                  435
   Dividends receivable                                               42,092
   Receivable for securities sold                                      1,494
   Receivable from Continental Assurance Company for fund
     deposits                                                          2,121
                                                                ------------
          TOTAL ASSETS                                           118,226,144
                                                                ------------
LIABILITIES:
   Fees payable to Continental Assurance Company                     309,764
   Call options written, at fair value (premium received
     $74,998)                                                         35,500
   Payable to Continental Assurance Company for fund
     withdrawals                                                     440,921
                                                                ------------
          TOTAL LIABILITIES                                          786,185
----------------------------------------------------------------------------
PARTICIPANTS' EQUITY -- NET ASSETS (6,725,143 units issued
  and outstanding at $17.46 per unit)                           $117,439,959
============================================================================

--------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

JUNE 30,                                                            2002
----------------------------------------------------------------------------
Investment Income:
   Dividends                                                    $    439,062
   Interest and other                                                 64,375
                                                                ------------
         TOTAL INVESTMENT INCOME                                     503,437
                                                                ------------
Fees to Continental Assurance Company:
   Investment advisory fees                                          326,820
   Service fees                                                      215,701
                                                                ------------
         Total fees                                                  542,521
                                                                ------------
         NET INVESTMENT LOSS                                         (39,084)
                                                                ------------
Investments:
   Net realized (losses) and gains
         Stocks and bonds                                         (8,216,698)
         Call options written                                        537,865
   (Decrease) in net unrealized gain                             (12,929,451)
                                                                ------------
         NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS         (20,608,284)
----------------------------------------------------------------------------
NET DECREASE IN PARTICIPANTS' EQUITY RESULTING FROM
  OPERATIONS                                                    $(20,647,368)
============================================================================

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                  STATEMENT OF CHANGES IN PARTICIPANTS' EQUITY
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                  JUNE 30,      DECEMBER 31,
PERIOD ENDED                                                        2002            2001
--------------------------------------------------------------------------------------------
From operations:
  Net investment loss                                           $    (39,084)   $    (18,233)
  Net realized (loss) gain on investments                         (7,678,833)     (5,441,351)
  (Decrease) in net unrealized gain                              (12,929,451)    (37,867,187)
                                                                ------------    ------------
    Net decrease in participants' equity resulting from
     operations                                                  (20,647,368)    (43,326,771)
From unit transactions:
  Sales (109,424 units in 2002, and 135,619 units in 2001)         1,759,078       2,043,656
  Withdrawals (321,647 units in 2002, and 678,626 units in
    2001)                                                         (5,722,491)    (13,889,495)
                                                                ------------    ------------
      Net decrease in participants' equity resulting from
       unit transactions                                          (3,963,413)    (11,845,839)
                                                                ------------    ------------
      TOTAL DECREASE IN PARTICIPANTS' EQUITY                     (24,610,781)    (55,172,610)
Participants' equity, January 1                                  142,050,740     197,223,350
--------------------------------------------------------------------------------------------
PARTICIPANTS' EQUITY                                            $117,439,959    $142,050,740
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
               CONTINENTAL ASSURANCE COMPANY SEPARATE ACCOUNT (B)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                          SIX
                                         MONTHS
                                         ENDED                            YEAR ENDED DECEMBER 31,
(PER ACCUMULATION UNIT OUTSTANDING      JUNE 30,     ------------------------------------------------------------------
DURING THE PERIOD)                        2002          2001          2000          1999          1998          1997
-----------------------------------------------------------------------------------------------------------------------
Value at the beginning of the
  period                                   $20.48        $26.37        $28.78        $21.55        $17.69        $14.14
                                       ----------    ----------    ----------    ----------    ----------    ----------
Net investment income (1)                     .07           .18           .20           .17           .20           .23
Fees                                          .08           .19           .24           .20           .16           .13
                                       ----------    ----------    ----------    ----------    ----------    ----------
   NET INVESTMENT INCOME (LOSS)              (.01)         (.01)         (.04)         (.03)          .04           .10
                                       ----------    ----------    ----------    ----------    ----------    ----------
Net (loss) gain on investments              (3.01)        (5.88)        (2.37)         7.26          3.82          3.45
                                       ----------    ----------    ----------    ----------    ----------    ----------
   NET (DECREASE) INCREASE IN
      PARTICIPANTS' EQUITY
      RESULTING FROM OPERATIONS             (3.02)        (5.89)        (2.41)         7.23          3.86          3.55
                                       ----------    ----------    ----------    ----------    ----------    ----------
VALUE AT END OF PERIOD                     $17.46        $20.48        $26.37        $28.78        $21.55        $17.69
                                       ==========    ==========    ==========    ==========    ==========    ==========

Net assets ($000's)                      $117,440      $142,051      $197,223      $227,654      $179,346      $152,379

Total return                                (14.7)%       (22.3)%        (8.4)%        33.5%         21.8%         25.1%

Ratio of net investment (loss)
   income to average participants'
   equity (2)                               (0.06)%       (0.01)%       (0.14)%       (0.13)%        0.20%         0.60%

Ratio of fees to average
   participants' equity (2)                  0.83%         0.83%         0.83%         0.83%         0.83%         0.83%
Portfolio turnover rate                        30%           41%           19%           34%           41%           45%
Number of accumulation units
  outstanding at end of period          6,725,143     6,937,365     7,479,166     7,908,845     8,320,912     8,612,630

--------------------------------------------------------------------------------

(1) Net investment income per share is based on average units outstanding.
(2) Annualized.

                See accompanying Notes to Financial Statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                    NOTE 1. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ORGANIZATION
    Continental Assurance Company Separate Account (B) is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. Separate Account (B) is a separate account of Continental Assurance Company (CAC), an Illinois life insurance company which is a wholly-owned subsidiary of Continental Casualty Company (Casualty). Casualty is wholly-owned by CNA Financial Corporation (CNA). Loews Corporation owns approximately 90% of the outstanding common stock of CNA.
    The operations of CAC include the sale of certain variable annuity contracts, the proceeds of which are invested in Separate Account (B). CAC also provides investment advisory and administrative services to Separate Account (B) for a fee.
    The assets and liabilities of Separate Account (B) are segregated from those of CAC.

INVESTMENTS
    Investments in securities traded on national securities exchanges are valued at the last reported sales price. Securities not traded on a national exchange are valued at the bid price of over-the-counter market quotations. Short-term notes are valued at cost plus accrued discount or interest (amortized cost) which approximates market.
    Net realized gains and losses on sales of securities are determined as the difference between proceeds and cost, using the specific identification method. There are no differences in cost for financial statement and Federal income tax purposes.
    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES
    It is Separate Account (B)'s policy to comply with the applicable requirements of the Internal Revenue Code.
    Under existing Federal income tax law, no taxes are payable by Separate Account (B) on the net investment income and net gain on investments, which are reinvested in Separate Account (B) and taken into account in determining unit values.

OTHER
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                   NOTE 2. PARTICIPANTS' EQUITY -- NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Participants' equity-net assets consisted of the following:

------------------------------------------------------------------------------
JUNE 30,                                                          2002
------------------------------------------------------------------------------
From operations:
    Accumulated net investment income                         $ 51,862,210
    Accumulated net realized gain on investment transactions   141,798,467
    Accumulated unrealized gain                                 27,791,027
    Accumulated unrealized loss                                (11,042,445)
                                                              ------------
      Accumulated income                                      $210,409,259
From unit transactions:
    Accumulated withdrawals of units, net of sales             (92,969,300)
------------------------------------------------------------------------------
TOTAL PARTICIPANTS' EQUITY-NET ASSETS(*)                      $117,439,959
------------------------------------------------------------------------------
------------------------------------------------------------------------------

(*) Active participants, $117,225,508 and inactive participants with contracts in payout (annuitization) period, $214,451

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                              NOTE 3. INVESTMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENTS
SIX MONTHS ENDED JUNE 30,                                         2002
------------------------------------------------------------------------------
Aggregate proceeds (Common stock $39,311,140)                 $285,429,581
Aggregate cost (Common stock $47,527,676)                      293,108,414
------------------------------------------------------------------------------
    Net realized loss                                         $ (7,678,833)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
DECREASE IN NET UNREALIZED GAIN ON INVESTMENTS
SIX MONTHS ENDED JUNE 30,                                         2002
------------------------------------------------------------------------------
Net unrealized gain on investments
    Balance June 30,                                          $ 16,748,582
    Less Balance, January 1,                                    29,678,033
------------------------------------------------------------------------------
    (Decrease) in net unrealized gain                         $(12,929,451)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
AGGREGATE COST OF SECURITIES PURCHASED
SIX MONTHS ENDED JUNE 30,                                         2002
------------------------------------------------------------------------------
Common stocks                                                 $ 38,130,164
Short-term notes                                               243,523,237
------------------------------------------------------------------------------
    Total purchases                                           $281,653,401
------------------------------------------------------------------------------
------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                            NOTE 4. MANAGEMENT FEES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) pays fees to CAC for investment advisory and management services, under an advisory agreement, "The Investment Advisory Agreement". The fees are set by contract at one-half of one percent per annum of the average daily net assets of Separate Account (B).
     The Investment Advisory Agreement additionally provides for the reimbursement to CAC for certain legal, accounting and other expenses. Such reimbursement of service fees is computed at the rate of 0.33 of one percent per annum of the average daily net assets of Separate Account (B).
     Participants pay fees directly to CAC for sales and administrative services, which are deducted from participants' accounts on an annual basis (included in unit transaction withdrawals in the Statement of Changes in Participants' Equity). Sales fees represent costs paid by participants upon purchase of additional accumulation units; administrative fees are deducted annually from applicable participants' accounts.

--------------------------------------------------------------------------------
FEES AND EXPENSES PAID TO CAC

SIX MONTHS ENDED JUNE 30,                                         2002
------------------------------------------------------------------------
Investment advisory fees                                        $326,820
Service fees                                                     215,701
                                                                --------
      Total fees charged to participants' equity                 542,521
Sales and administrative fees paid by participants                   697
------------------------------------------------------------------------
      Total                                                     $543,218
------------------------------------------------------------------------
------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   UNAUDITED
--------------------------------------------------------------------------------
                    NOTE 5. DERIVATIVE FINANCIAL INSTRUMENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Separate Account (B) enters into certain derivative financial instruments, namely, call options.

     Derivatives are carried at fair value, which generally reflects the estimated amounts that Separate Account (B) would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for all of Separate Account (B)'s derivatives.

     The fair values associated with these instruments are generally affected by changes in the underlying stock price. The credit risk associated with these instruments is minimal as all transactions are cleared through security exchanges.
     A summary of the aggregated notional amounts of call options at June 30, 2002 is presented below.

                                  CALL OPTIONS
--------------------------------------------------------------------------------

SIX MONTHS ENDED JUNE 30,                                          2002
--------------------------------------------------------------------------
Notional Value                                                  $2,700,000
--------------------------------------------------------------------------

     Transactions in options written during the six months ended June 30, 2002, were as follows:
--------------------------------------------------------------------------------

                                                                NUMBER OF    PREMIUMS
                                                                CONTRACTS    RECEIVED
--------------------------------------------------------------------------------------
Options outstanding at December 31, 2001                            400      $  55,498
Options written                                                   3,400        542,865
Options expired                                                  (2,000)      (274,744)
Options exercised                                                (1,400)      (248,621)
                                                                 ------      ---------
Options outstanding at June 30, 2002                                400      $  74,998
--------------------------------------------------------------------------------------

     These options were collateralized by stock with a market value of $2,489,600 at June 30, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   UNAUDITED
--------------------------------------------------------------------------------
                       COMMITTEE FOR SEPARATE ACCOUNT (B)

                                                                                                    NUMBER OF
                                                                                                  PORTFOLIOS IN
                                                                                                  FUND COMPLEX         OTHER
                                                                                                   OVERSEEN BY     DIRECTORSHIPS
                                                  TERM OF OFFICE                                   DIRECTOR OR        HELD BY
      NAME, ADDRESS,          POSITION(S) HELD    AND LENGTH OF      PRINCIPAL OCCUPATION(S)       NOMINEE FOR      DIRECTOR OR
         AND AGE                 WITH FUND         TIME SERVED       DURING THE LAST 5 YEARS        DIRECTOR          NOMINEE
--------------------------------------------------------------------------------------------------------------------------------
                                                DISINTERESTED COMMITTEE MEMBERS
--------------------------------------------------------------------------------------------------------------------------------
Richard T. Fox                Committee Member    One Year          Financial Consultant               One             None
CNA Plaza
Chicago, Illinois 60685                           Fifteen Years
Age -- 64
--------------------------------------------------------------------------------------------------------------------------------
William W. Tongue             Committee Member    One Year          Professor Emeritus of              One             None
CNA Plaza                                                           Economics and Finance,
Chicago, Illinois 60685                           Thirty Years      University of Illinois
Age -- 87                                                           Chicago
--------------------------------------------------------------------------------------------------------------------------------
Peter J. Wrenn                Committee Member    One Year          President of Hudson                One             None
CNA Plaza                                                           Technology, Inc.
Chicago, Illinois 60685                           Fourteen Years
Age -- 66
--------------------------------------------------------------------------------------------------------------------------------
                                      INTERESTED COMMITTEE MEMBERS AND EXECUTIVE OFFICERS*
--------------------------------------------------------------------------------------------------------------------------------
Marilou R. McGirr             Committee Member    One Year          Vice President of CAC and          One             None
CNA Plaza                     and Chairman                          Continental Casualty
Chicago, Illinois 60685                           Four Years        Company ("Casualty")(1)
Age -- 49                                                           since January 1997;
                                                                    Assistant Vice President
                                                                    of CAC and Casualty from
                                                                    January 1995 to January
                                                                    1997; Chairman and
                                                                    Director of CNA Income
                                                                    Shares, Inc. to August
                                                                    2001
--------------------------------------------------------------------------------------------------------------------------------
Richard W. Dubberke           Committee Member    One Year          Vice President and Manager         One             None
CNA Plaza                     and Portfolio                         of Corporate Bond
Chicago, Illinois 60685       Manager             Nine Years        Investments of CAC and
Age -- 64                                                           Casualty; Vice President,
                                                                    Treasurer, and Director of
                                                                    CNA Income Shares, Inc. to
                                                                    August 2001
--------------------------------------------------------------------------------------------------------------------------------
Lynne Gugenheim               Secretary           One Year          Senior Vice President and          N/A              N/A
CNA Plaza                                                           Deputy General Counsel of
Chicago, Illinois 60685                           Six Years         CAC and Casualty since
Age -- 42                                                           March 2000; Vice President
                                                                    and Associate General
                                                                    Counsel of CAC and
                                                                    Casualty from January 1996
                                                                    to March 2000

--------------------------------------------------------------------------------

 * An interested person within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended by virtue of his/her employment with CAC.

(1) CNA Financial Corporation ("CNA Financial"), CNA Plaza, Chicago, Illinois 60685, owns all of the outstanding stock of Casualty, CNA Plaza, Chicago, Illinois 60685, which, in turn, owns all of the outstanding stock of CAC.

Participants' Inquiries To:
Continental Assurance Company
Separate Account (B)
Attn: Individual Pension Accounts-35S
P.O. Box 803572
Chicago, Illinois 60680-3572
800-351-3001

[CNA LOGO]
For All the Commitments You Make(R)

[UNION BUG]

L 554-921 (06/02)                  (08/02)

        CONTINENTAL ASSURANCE COMPANY
        SEPARATE ACCOUNT (B)
        REPORT TO PARTICIPANTS
        JUNE 30, 2002
      Web Site: www.cna.com/sab/
      Internet e-mail:sab@cna.com

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